Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity File Number	001-41110
Entity Registrant Name	GRAB HOLDINGS LIMITED
Entity Central Index Key	0001855612
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	3 Media Close, #01-03/06
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	138498